EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS [Line Items]
Total contribution	$ 408,632	$ 877,709	$ 1,257,335
ReneSola Investment
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	15.00%
Percentage of employer's contribution required by PRC law	17.95%
Sichuan Bo Bo
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	16.00%
Percentage of employer's contribution required by PRC law	14.63%
ReneSola Shanghai
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	16.00%
Percentage of employer's contribution required by PRC law	16.16%